-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
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                                                       |hours per response: 5.0
                                                       -------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number  811-08816
                                       -----------------------------------------

                             Millennium Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   140 South Dearborn Drive, Suite 1620   Chicago, Illinois    60603
--------------------------------------------------------------------------------
               (Address of principal executive offices)     (Zip code)


                              James A. Casselberry, Jr.

Trias Capital Management, Inc. 140 South Dearborn Street Chicago, Illinois 60603
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (312) 223-9400
                                                    ----------------

Date of fiscal year end:      September 30, 2003
                          ---------------------------

Date of reporting period:     September 30, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




================================================================================




                             MILLENNIUM INCOME TRUST
                             -----------------------



                             TREASURERS' GOVERNMENT
                             ----------------------
                                MONEY MARKET FUND
                                -----------------










                                  ANNUAL REPORT
                               SEPTEMBER 30, 2003









         INVESTMENT ADVISOR                              ADMINISTRATOR
         ------------------                              -------------
   TRIAS CAPITAL MANAGEMENT, INC.                  ULTIMUS FUND SOLUTIONS, LLC
    140 South Dearborn Street                            P.O. Box 46707
         Chicago, IL 60603                         Cincinnati, OH 45246-0707
                                                         1.888.744.2337




================================================================================

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS
      Investments in securities, at amortized cost (Note 2)          $2,519,772
      Receivable from Investment Manager (Note 3)                        78,688
      Interest receivable                                                 1,339
      Other assets                                                        1,166
                                                                     ----------
                   Total Assets                                       2,600,965
                                                                     ----------

LIABILITIES
      Dividends payable                                                     134
      Payable to administrator (Note 3)                                   5,000
      Other accrued expenses                                             28,067
                                                                     ----------
                   Total Liabilities                                     33,201
                                                                     ----------

NET ASSETS                                                           $2,567,764
                                                                     ==========

NET ASSETS CONSIST OF:
      Paid-in capital                                                $2,594,531
      Accumulated net realized losses from
       security transactions                                            (26,767)
                                                                     ----------

NET ASSETS                                                           $2,567,764
                                                                     ==========

SHARES OF BENEFICIAL INTEREST OUTSTANDING (UNLIMITED
 NUMBER OF SHARES AUTHORIZED, NO PAR VALUE)                           2,580,131
                                                                     ==========

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING
 PRICE PER SHARE (Note 2)                                            $     1.00
                                                                     ==========



See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME
        Interest income                                              $  140,212
                                                                     ----------

EXPENSES
        Administration, fund accounting, shareholder services and
         transfer agent fees (Note 3)                                    60,000
        Professional fees                                                43,309
        S & P rating expense                                             23,500
        Investment management fees (Note 3)                              20,304
        Trustees' fees and expenses                                      12,289
        Insurance expense                                                 9,029
        Custody fees                                                      8,108
        Postage and supplies                                              2,076
        Registration and filing fees                                      1,939
        Other expenses                                                      842
                                                                     ----------
               Total expenses                                           181,396
        Fees waived and expenses reimbursed by the Investment
         Manager (Note 3)                                              (149,797)
                                                                     ----------
               Net expenses                                              31,599
                                                                     ----------

NET INVESTMENT INCOME                                                   108,613
                                                                     ----------

NET REALIZED GAINS FROM SECURITY TRANSACTIONS                               887
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $  109,500
                                                                     ==========



See accompanying notes to financial statements.

                                                                           MILLENNIUM INCOME TRUST
                                                          TREASURERS' GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED          YEAR ENDED
                                                                   SEPTEMBER 30,       SEPTEMBER 30,
                                                                       2003                2002
                                                                   -------------       -------------
FROM OPERATIONS
     Net investment income                                         $   108,613         $   461,514
     Net realized gains (losses) from security transactions                887              (1,892)
                                                                   -----------         -----------
          Net increase in net assets resulting from operations         109,500             459,622
                                                                   -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS
     From net investment income                                       (108,613)           (461,514)
                                                                   -----------         -----------

CAPITAL CONTRIBUTION BY INVESTMENT MANAGER (NOTE 3)                     14,400                --
                                                                   -----------         -----------

FROM CAPITAL SHARE TRANSACTIONS (a)
     Proceeds from shares sold                                       8,507,376          27,020,709
     Net asset value of shares issued in reinvestment
       of distributions to shareholders                                 91,172             432,000
     Payments for shares redeemed                                  (24,569,504)        (29,360,145)
                                                                   -----------         -----------
          Net decrease in net assets from capital
           share transactions                                      (15,970,956)         (1,907,436)
                                                                   -----------         -----------

TOTAL DECREASE IN NET ASSETS                                       (15,955,669)         (1,909,328)

NET ASSETS
     Beginning of year                                              18,523,433          20,432,761
                                                                   -----------         -----------
     End of year                                                 $   2,567,764       $  18,523,433
                                                                   ===========         ===========

(a) Capital share transactions are identical to the dollar values shown.



See accompanying notes to financial statements.

                                                                                                          MILLENNIUM INCOME TRUST
                                                                                         TREASURERS' GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Year


                                                    YEAR               YEAR             YEAR             YEAR            YEAR
                                                    ENDED              ENDED            ENDED            ENDED           ENDED
                                                SEPTEMBER 30,      SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,
                                                     2003              2002              2001             2000           1999
                                                -------------      -------------     -------------   -------------   -------------
PER SHARE DATA
Net asset value at beginning of year            $    1.00           $    1.00         $    1.00       $    1.00       $    1.00

Capital contribution by Investment
 Manager (Note 3)                                    0.00(a)             --                --              --              --

Net investment income                               0.010               0.019             0.050           0.057           0.049

Dividends from net investment income               (0.010)             (0.019)           (0.050)         (0.057)         (0.049)
                                                ---------           ---------         ---------       ---------      ---------

Net asset value at end of year                  $    1.00           $    1.00         $    1.00       $    1.00       $    1.00
                                                =========           =========         =========       =========       =========

TOTAL RETURN                                         0.97%(b)            1.92%             5.08%           5.89%           5.03%
                                                =========           =========         =========       =========       =========

RATIOS/SUPPLEMENTAL DATA
Net assets at end of year (000's)               $   2,568           $  18,523        $   20,433      $   17,252      $   65,541

Ratios net of fees waived and expenses
 reimbursed by Investment Manager (Note 3)
  Ratio of net expenses to average net assets        0.31%               0.29%             0.29%           0.25%           0.25%
  Ratio of net investment income to average
    net assets                                       1.08%               2.00%             4.79%           5.67%           4.92%

Ratios assuming no fees waived and expenses
 reimbursed by Investment Manager (Note 3)
  Ratio of expenses to average net assets            1.80%               0.89%             0.78%           0.77%           0.69%
  Ratio of net investment income to
    average net assets                              -0.41%               1.40%             4.30%           5.15%           4.48%


(a)  Amount rounds to less than $0.01 per share.

(b) Had the Investment Manager not contributed capital to the Fund, the total return would have been -0.03% (Note 3).



See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND


SCHEDULE OF PORTFOLIO INVESTMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

                                                     PAR VALUE          VALUE
                                                    -----------      -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 97.7%

     Federal Home Loan Bank,
          3.16%, due 10/29/2003                    $   100,000     $    100,143
          discount note, due 10/01/2003                500,000          500,000
                                                                       --------
                                                                        600,143
                                                                       --------
     Federal Home Loan Mortgage Corp,
          discount note, due 10/07/2003                500,000          499,916
          discount note, due 10/21/2003                710,000          709,602
                                                                       --------
                                                                      1,209,518
                                                                      ---------
     Federal National Mortgage Association,
          discount note, due 10/16/2003                700,000          699,708
                                                                       --------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           $  2,509,369
                                                                   ------------

REPURCHASE AGREEMENTS (a) - 0.4%
                                                    FACE AMOUNT
                                                    -----------
     Fifth Third Bank,
          0.60%, dated 9/30/2003, due 10/1/2003,
          repurchase proceeds of $10,403              $ 10,403     $     10,403
                                                                   ------------

TOTAL INVESTMENTS AT VALUE
 (Amortized Cost $2,519,772) - 98.1%                               $  2,519,772

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%                             47,992
                                                                   ------------

NET ASSETS - 100.0%                                                $  2,567,764
                                                                   ============


(a) Repurchase agreements are fully collateralized by U.S. Government agency securities.






See accompanying notes to financial statements.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

1.   ORGANIZATION

     The Millennium Income Trust, formerly the Malachi Millennium Income Trust, (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 19, 1994. The Trust consists of one series, the Treasurers' Government Money Market Fund (the "Fund"). The Fund's investment objective is to seek high current income consistent with stability of capital and liquidity by investing in a portfolio of U.S. Government securities.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the Fund's significant accounting policies:

     SECURITY VALUATION - Securities are valued on an amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     INVESTMENT INCOME - Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid on the last business day of each month. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. For the years ended September 30, 2003 and 2002, there were no differences between the book basis and tax basis of distributions.

     SECURITY TRANSACTIONS - Investment transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (Continued)
--------------------------------------------------------------------------------

     REPURCHASE AGREEMENTS - Repurchase agreements are collateralized by U.S. Government securities and are valued at cost, which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the Fund's custodian customer-only account at the Federal Reserve Bank of Cleveland. At the time the Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will be equal to or exceed the face amount of the repurchase agreement. In the event of a bankruptcy or other default of the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses would equal the face amount of the repurchase agreement(s) and accrued interest, net of any proceeds received in liquidation of the underlying securities. To minimize the possibility of loss, the Fund enters into repurchase agreements only with institutions deemed to be creditworthy under guidelines established by the Board of Trustees.

     ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amount of income and expenses during the reporting period. Actual results could differ from these estimates.

     FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

     The following information is computed on a tax basis for each item as of September 30, 2003:

           Cost of portfolio investments                $  2,519,772
                                                        ============

           Capital loss carryforwards                   $    (26,767)
                                                        ------------
           Accumulated deficit                          $    (26,767)
                                                        ============

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (Continued)
--------------------------------------------------------------------------------

     The capital loss carryforwards as of September 30, 2003 in the table above expire as follows:

                         Amount           Expires September 30,
                         ------           ---------------------
                      $    19,379                 2008
                            2,476                 2009
                            3,986                 2010
                              926                 2011
                      -----------
                      $   26,767
                      ===========

     The capital loss carryforwards may be utilized in the future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

3.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     The President of the Trust is the chairman and controlling shareholder of Trias Capital Management, Inc. ("Trias"), the Trust's investment manager. Certain other officers of the Trust are officers of Ultimus Fund Solutions, LLC ("Ultimus"), the Trust's administrator.

     INVESTMENT MANAGEMENT AGREEMENT
     The Fund's investments are managed by Trias pursuant to the terms of a Management Agreement. Under the terms of the Management Agreement, the Fund pays Trias a fee, which is computed and accrued daily and paid monthly at the annual rate of .20% of its average daily net assets. In order to reduce the Fund's operating expenses during the year ended September 30, 2003, Trias voluntarily waived all of its investment management fees and reimbursed the Fund for other operating expenses in order to limit the Fund's total expense ratio to .25% of average daily net assets through December 16, 2002 and .35% of such assets thereafter. During the year ended September 30, 2003, the total of such fee waivers and expense reimbursements was $149,797. As of September 30, 2003, the Adviser owed the Fund $78,688 for expense reimbursements.

     Additionally, during the year ended September 30, 2003, Trias made a $14,400 capital contribution to the Fund to offset the effect of realized losses incurred by the Fund. The effect of this contribution was to increase the Fund's total return by 1.00% for the year ended September 30, 2003.

     MUTUAL FUND SERVICES AGREEMENT
     Under the terms of a Mutual Fund Services Agreement, Ultimus provides administrative, fund accounting and pricing, and transfer agent and shareholder services to the Fund. For these services, Ultimus receives a base fee of $5,000 per month, plus an asset-based fee equal to the annual rate of 0.10% of the Fund's average net assets in excess of $50 million but less than $250 million; 0.075% of such assets in excess of $250 million but less than $500 million; and 0.05% of such assets in excess of $500 million. During the year ended September 30, 2003, Ultimus was paid $60,000 under the Mutual Fund Services Agreement.

                         Report of Independent Auditors



To the Board of Trustees and Shareholders of Millennium Income Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Treasurers' Government Money Market Fund (the "Fund") of the Millennium Income Trust, formerly Malachi Millennium Income Trust, as of September 30, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the respective years ended September 30, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the financial highlights in their report dated October 12, 2001.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasurers' Government Money Market Fund of the Millennium Income Trust as of September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years then ended, in conformity with accounting principles generally accepted in the United States.


                                                   /s/ Ernst & Young LLP

Cincinnati, Ohio
October 24, 2003

                                                         MILLENNIUM INCOME TRUST
                                        TREASURERS' GOVERNMENT MONEY MARKET FUND

BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

Overall responsibility for management of the Fund rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Fund:

                                                                           Position Held
Name of Trustee/Officer      Address                               Age     with the Trust    Length of Time Served
-----------------------      -------                               ---     --------------    ---------------------
*James A. Casselberry, Jr.   140 South Dearborn Street, Suite 1620  44     President,        Since May 1997
                             Chicago, Illinois 60603                       Secretary,
                                                                           Treasurer and
                                                                           Trustee

Marjorie H. O'Laughlin       6273 Brookline Drive                   74     Trustee           Since March 1995
                             Indianapolis, Indiana 46220

Barbara E. Wallace           2759 Deerfield Road                    54     Trustee           Since January 1995
                             Riverwoods, Illinois 60015


* Mr. Casselberry, as an affiliated person of the Adviser, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust. The principal occupations of the Trustees and executive officers of the Fund during the past five years and public directorships held by the Trustees are set forth below:

James A. Casselberry is Chairman and Chief Executive Officer of the Adviser.

Marjorie H. O'Laughlin is retired Treasurer of the Health & Hospital Corporation of Marion County (a municipal corporation created by the Indiana General Assembly).

Barbara E. Wallace is retired Executive Vice President of SMG Marketing Group, Inc. (a firm providing information and consulting to the health care industry).

Additional information about the Board of Trustees and Executive Officers may be found in the Fund's Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-534-2001.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-534-2001, or on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.


As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. Pursuant to Item 10(a), a copy of its code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted an express or implied waiver from the provisions of the code of ethics.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.


The registrant's board of trustees has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the members have sufficient financial expertise to address any issues that are likely to come before the committee. After discussion and evaluation of the accounting environment within which the registrant operates, it was the consensus of the audit committee members that it is not necessary at the present time for the committee to seek to recruit an additional trustee who would qualify as an audit committee financial expert.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEM 5.  AUDIT COMMITTEE OF LISTED COMPANIES


Not required


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8.   [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940), the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.


(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto





Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002


Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


Exhibit 99.CODE.ETH      Code of Ethics

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)          Millennium Income Trust
              ---------------------------------------------------------------




By (Signature and Title)*   /s/ James A. Casselberry, Jr.
                           --------------------------------------------------
                           James A. Casselberry, Jr., President and Treasurer


Date   December 1, 2003
      ---------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*   /s/ James A. Casselberry, Jr.
                           --------------------------------------------------
                           James A. Casselberry, Jr., President and Treasurer


Date   December 1, 2003
      ---------------------------------------




* Print the name and title of each signing officer under his or her signature.